Derivatives (Credit Risk Exposure) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Credit Derivatives [Line Items]
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	CAD 1,290	CAD 996
Total cash deposits/collateral on hand	107	91
Accounts Receivable [Member]
Credit Derivatives [Line Items]
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	1,019	901
Total cash deposits/collateral on hand	271	94
Financial assets, considered to be past due	CAD 104	83
Derivative, Credit Risk, Past Due Days Outstanding	69 days
Fair Value of assets	CAD 91	CAD 72